Financial instruments (Details 27) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Financial assets	$ 360,941	$ 1,270,817
Financial assets, at fair value	249
Financial liabilities	1,496,360	1,582,060
Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	163,568	101,270
Financial liabilities, at fair value	163,568	101,270
Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	5,979	1,920
Financial liabilities, at fair value	5,979	1,920
Hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	37,287	16,981
Financial liabilities, at fair value	37,287	16,981
Other financial liabilities, current [Member]
Financial instruments [Line Items]
Financial liabilities	220,328	179,144
Financial liabilities, at fair value	220,328	179,144
Current and non-current accounts payable [Member]
Financial instruments [Line Items]
Financial liabilities	196,280	200,496
Financial liabilities, at fair value	196,280	200,496
Payables due to related parties, non-current [Member]
Financial instruments [Line Items]
Financial liabilities	1,365	7
Financial liabilities, at fair value	1,365	7
Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Financial liabilities, at fair value	0	0
Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,031,507	1,059,706
Financial liabilities, at fair value	1,131,639	1,195,512
Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	33,732
Financial liabilities, at fair value	0	33,732
Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	1,031,507	1,093,438
Financial liabilities, at fair value	1,131,639	1,229,244
Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	13,494	58,973
Financial liabilities, at fair value	13,494	58,973
Cash and cash equivalents [Member]
Financial instruments [Line Items]
Financial assets	630,438	514,669
Financial assets, at fair value	630,438	514,669
Current trade and other receivables [Member]
Financial instruments [Line Items]
Financial assets	446,875	368,761
Financial assets, at fair value	446,875	368,761
Receivables due from related parties, current [Member]
Financial instruments [Line Items]
Financial assets	59,132	82,259
Financial assets, at fair value	59,132	82,259
Time deposits [Member]
Financial instruments [Line Items]
Financial assets	360,941	284,160
Financial assets, at fair value	360,941	284,160
Derivative instruments [Member]
Financial instruments [Line Items]
Financial assets	6,038	4,095
Financial assets, at fair value	6,038	4,095
Hedging assets [Member]
Financial instruments [Line Items]
Financial assets	0	934
Financial assets, at fair value	0	934
Total other current financial assets [Member]
Financial instruments [Line Items]
Financial assets	366,979	289,189
Financial assets, at fair value	366,979	289,189
Non-Current Trade Receivables [Member]
Financial instruments [Line Items]
Financial assets	1,912	1,840
Financial assets, at fair value	1,912	1,840
Other non-current financial assets: [Member]
Financial instruments [Line Items]
Financial assets	42,879	14,099
Financial assets, at fair value	42,879	14,099
Total other non-current financial assets: [Member]
Financial instruments [Line Items]
Financial assets	42,879	14,099
Financial assets, at fair value	$ 42,879	$ 14,099